General information and organization (Tables)	12 Months Ended
Dec. 31, 2022
General Information Organization And Basis Of Preparation [Abstract]
Summary of Significant Subsidiaries, VIEs, and Subsidiaries of VIEs

As at December 31, 2022, the Company’s significant subsidiaries, VIEs, and subsidiaries of VIEs were as follows:

	Place of incorporation	Date of Incorporation or acquisition	Equity Interest Held (direct or indirect)	Principal activities
Subsidiaries
Tencent Music Entertainment Hong Kong Limited (“TME Hong Kong”) (formerly known as “Ocean Music Hong Kong Limited”)	Hong Kong	July 2016*	100%	Investment holding and music content distribution
Tencent Music (Beijing) Co., Ltd (“Beijing Tencent Music”) (formerly known as “Ocean Interactive (Beijing) Information Technology Co., Ltd.”)	PRC	July 2016*	100%	Technical support and consulting services
Yeelion Online Network Technology (Beijing) Co., Ltd. (“Yeelion Online”)	PRC	July 2016*	100%	Technical support and consulting services
Tencent Music Entertainment Technology (Shenzhen) Co., Ltd. (“TME Tech Shenzhen”)	PRC	February 2017	100%	Technical support and consulting services
Guangzhou Shiyinlian Software Technology Co., Ltd. (“Guangzhou Shiyinlian”)	PRC	October 2019	100%	Technical support and consulting services
Variable Interest Entities
Guangzhou Kugou Computer Technology Co., Ltd. (“Guangzhou Kugou”)	PRC	July 2016*	100%	Online music and entertainment related services
Beijing Kuwo Technology Co., Ltd. (“Beijing Kuwo”)	PRC	July 2016*	100%	Online music and entertainment related services
Subsidiaries of Variable Interest Entities
Tencent Music Entertainment (Shenzhen) Co., Ltd. (“TME Shenzhen”)	PRC	July 2016*	100%	Online music and entertainment related services
Shenzhen Lanren Online Technology Co., Ltd (“Shenzhen Lanren”)	PRC	March 2021	100%	Audio platform

* Representing the entities acquired by the Group on July 12, 2016.

Summary of Condensed Separate Financial Statements

The following are major financial statements amounts and balances of the Group’s VIEs and subsidiaries of VIEs on a combined basis.

	As at December 31,
	2021	2022
	RMB’million	RMB’million
Total current assets	9,395	10,351
Total non-current assets	8,722	7,420
Total assets	18,117	17,771
Total current liabilities	(6,670)	(6,704)
Total non-current liabilities	(416)	(329)
Total liabilities	(7,086)	(7,033)

	Year ended December 31,
	2020	2021	2022
	RMB’million	RMB’million	RMB’million
Total revenues	29,094	30,949	27,426
Net profit/(loss)	1,625	(209)	(432)
Net cash inflow/(outflow) from operating activities*	454	(671)	(17)
Net cash outflow from investing activities	(1,099)	(3,554)	(379)
Net cash inflow from financing activities*	715	3,462	252
Net increase/(decrease) in cash and cash equivalents	70	(763)	(144)
Cash and cash equivalents, beginning of the year	1,327	1,397	634
Cash and cash equivalents, end of the year	1,397	634	490

* Amounts previously reported for 2020 have been revised to reflect the impact of revisions of intercompany fund transfers from operating to financing activities, which were eliminated in the Company’s consolidated financial statements. The amounts of cash flow activities of the Group’s VIEs for the year ended December 31, 2020 have been revised to reflect adjustments with a decrease of RMB768 million in cash provided by operating activities, and an increase of RMB768 million, in cash provided by financing activities. There is no impact on the previous reported consolidated financial positions and results of operations or cash flows.

The above combined financial statements amounts and balances included intercompany transactions which have been eliminated in the Company’s consolidated financial statements.